Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
September 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MBX-NPRT1-1125
1.9894032.106
Municipal Securities - 99.1%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Education - 0.0%
University AL Gen Rev Series 2017B, 3% 7/1/2035	30,000	28,219
Escrowed/Pre-Refunded - 0.0%
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 3% 1/1/2043 (Pre-refunded to 1/1/2027 at 100)	30,000	30,208
General Obligations - 1.4%
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	180,000	196,021
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	325,601
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	220,000	235,303
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	275,000	296,982
		1,053,907
Health Care - 0.1%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	50,000	50,726
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2017B1, 3.25% 9/1/2031	45,000	45,023
		95,749
Water & Sewer - 0.1%
Decatur Ala Wtr & Swr Rev Series 2021 A, 2.125% 2/15/2051	90,000	51,604
TOTAL ALABAMA		1,259,687
Arizona - 1.8%
Education - 0.2%
Arizona St Univ Revs Series 2019 B, 4% 7/1/2049	70,000	64,379
University AZ Univ Revs Series 2016B, 5% 6/1/2042	95,000	95,309
		159,688
Electric Utilities - 0.9%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2038	385,000	391,143
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	55,000	58,202
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	145,000	165,592
		614,937
General Obligations - 0.0%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	20,000	21,837
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,303
		37,140
Health Care - 0.1%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	40,000	40,664
Special Tax - 0.2%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	90,000	60,187
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	25,000	30,018
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2041 (National Public Finance Guarantee Corporation Insured) (c)	80,000	93,952
		184,157
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (d)	110,000	115,723
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2044 (d)	40,000	40,306
		156,029
Water & Sewer - 0.2%
Lake Havasu City AZ Wastewater System Revenue Series B, 4% 7/1/2045 (Assured Guaranty Inc Insured)	60,000	56,008
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	125,000	111,338
		167,346
TOTAL ARIZONA		1,359,961
California - 17.5%
Education - 1.4%
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2034 (National Public Finance Guarantee Corporation Insured) (e)	25,000	18,517
California Edl Facs Auth Rev (Loyola Marymount University Proj.) Series 2001A, 0% 10/1/2030 (e)	15,000	13,077
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	150,000	178,753
California St Univ Rev Series 2016A, 3.2% 11/1/2037	15,000	14,112
California St Univ Rev Series 2016A, 5% 11/1/2026	40,000	40,606
California St Univ Rev Series 2020C, 3% 11/1/2040	125,000	108,072
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2032	30,000	31,541
University CA Revs 5% 5/15/2035	50,000	51,610
University CA Revs Series 2017AV, 5% 5/15/2047	110,000	111,519
University CA Revs Series 2017M, 5% 5/15/2031	140,000	145,782
University CA Revs Series 2017M, 5% 5/15/2032	35,000	36,332
University CA Revs Series 2017M, 5% 5/15/2036	20,000	20,584
University CA Revs Series 2020 BE, 5% 5/15/2043	15,000	15,719
University CA Revs Series 2022 S, 5% 5/15/2036	150,000	168,591
University CA Revs Series 2023 BM, 5% 5/15/2027	100,000	104,645
		1,059,460
Electric Utilities - 1.0%
Imperial CA Irr Dist Elec Rev Series C, 5% 11/1/2038	85,000	85,508
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2036	50,000	51,017
Los Angeles CA Wtr & Pwr Rev Series 2019 D, 5% 7/1/2044	150,000	151,576
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	105,000	110,291
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2026	50,000	51,485
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2035	260,000	291,531
		741,408
Escrowed/Pre-Refunded - 0.2%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (e)	90,000	63,326
Anaheim CA Pub Fin Auth Lease Rev Series 1997 C, 0% 9/1/2035 (e)	45,000	33,129
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (e)	30,000	27,792
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,116
		129,363
General Obligations - 8.9%
Alameda Calif Uni Sch Dist Series B, 4% 8/1/2052	35,000	32,678
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	755,000	773,847
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	245,000	262,397
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2041	295,000	321,121
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	30,000	27,846
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	25,496
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	75,000	57,461
Contra Costa CA Community College Dist Gen. Oblig. Series 2014A, 4% 8/1/2039	5,000	4,999
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	125,000	98,998
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (e)	60,000	45,902
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (e)	85,000	52,655
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2035	65,000	63,238
Foothill-De Anza CA Cmty College Dist Gen. Oblig. Series 2003 B, 0% 8/1/2033 (e)	85,000	68,129
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	29,196
Grossmont CA Union High School Dist 0% 8/1/2030 (e)	40,000	35,082
Grossmont CA Union High School Dist Series 2016B, 3% 8/1/2045	30,000	22,972
Grossmont-Cuyamaca Ccd Gen. Oblig. Series 2018 B, 4% 8/1/2047	200,000	191,791
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	155,000	119,445
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	27,235
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	30,000	33,925
Long Beach CA Uni Sch Dist 0% 8/1/2035 (e)	90,000	65,213
Long Beach CA Uni Sch Dist Series 2016, 3% 8/1/2032	80,000	80,051
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2033	30,000	35,746
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2039	45,000	51,311
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 4% 11/1/2037	40,000	40,012
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 4% 12/1/2040	105,000	105,099
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	20,000	21,600
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	45,000	49,852
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	75,000	82,746
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2037	40,000	45,881
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2034	390,000	465,738
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	30,631
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2030 (e)	20,000	17,281
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (e)	70,000	48,675
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (e)	5,000	2,822
Palo Alto Calif Uni Sch Dist 0% 8/1/2030 (e)	50,000	44,634
Palo Alto Calif Uni Sch Dist 0% 8/1/2032 (e)	100,000	83,765
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (e)	15,000	12,088
Perris Calif Un High Sch Dist Series 2019 A, 3% 9/1/2044 (Assured Guaranty Inc Insured)	25,000	19,784
Poway CA Unified Sch Dist 0% 8/1/2034 (e)	50,000	38,059
Poway CA Unified Sch Dist 0% 8/1/2041 (e)	190,000	98,668
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (e)	45,000	15,917
San Diego CA Uni Sch Dist 0% 7/1/2030 (e)	35,000	30,844
San Diego CA Uni Sch Dist 0% 7/1/2043 (e)	40,000	18,617
San Diego CA Uni Sch Dist Series 2019B, 3.25% 7/1/2048	80,000	64,737
San Diego CA Uni Sch Dist Series 2021 N2, 4% 7/1/2046	25,000	24,277
San Diego CA Uni Sch Dist Series 2022 F 2, 5% 7/1/2029	245,000	271,559
San Diego CA Uni Sch Dist Series 2024 ZR 5A, 5% 7/1/2039	20,000	22,643
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Inc Insured)	10,000	10,877
San Diego CA Uni Sch Dist Series I, 4% 7/1/2047	15,000	14,058
San Diego CA Uni Sch Dist Series J, 5% 7/1/2030	80,000	83,816
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2030	145,000	154,698
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	45,000	45,596
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2041	35,000	34,385
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2032	75,000	88,008
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2034	85,000	98,424
San Mateo CA Unified Sch Dist 0% 9/1/2033 (c)	50,000	50,233
San Mateo CA Unified Sch Dist 0% 9/1/2041 (c)	10,000	10,537
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	33,908
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2018 A, 3.5% 4/1/2039	40,000	38,720
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2042	100,000	83,237
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	100,000	89,193
Sequoia Calif Un High Sch Dist Series 2016, 3% 7/1/2031	55,000	55,147
Southern California Pub Pwr Auth Nat Gas Proj Rev 5.25% 11/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,533
State of California Gen. Oblig. 3% 10/1/2036	50,000	47,504
State of California Gen. Oblig. 3% 11/1/2035	425,000	410,312
State of California Gen. Oblig. 3% 11/1/2050	295,000	223,147
State of California Gen. Oblig. 4% 10/1/2037	80,000	82,021
State of California Gen. Oblig. 4% 11/1/2044	10,000	9,661
State of California Gen. Oblig. 4% 3/1/2050	95,000	91,126
State of California Gen. Oblig. 4% 4/1/2043	40,000	39,178
State of California Gen. Oblig. 4% 4/1/2049	100,000	94,464
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,114
State of California Gen. Oblig. 5% 4/1/2045	60,000	61,892
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,037
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	20,000	20,447
State of California Gen. Oblig. Series 2017, 4% 11/1/2036	20,000	20,151
State of California Gen. Oblig. Series 2017, 4% 8/1/2027	55,000	55,770
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	50,094
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (Assured Guaranty Inc Insured) (e)	70,000	66,843
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2049 (Assured Guaranty Inc Insured)	75,000	71,294
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	75,000	63,135
William S Hart Uni High School Dist 0% 9/1/2028 (Assured Guaranty Inc Insured) (e)	140,000	130,530
Yosemite CA Cmnty College Dist Gen. Oblig. 0% 8/1/2031 (e)	100,000	86,887
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2037	30,000	27,477
		6,801,117
Health Care - 0.9%
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 4% 11/1/2044	120,000	111,140
California Health Facilities Financing Authority (Stanford Health Care Proj.) 4% 8/15/2050	185,000	171,499
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,077
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	20,000	18,990
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	35,000	36,575
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	40,000	34,240
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 3.5% 3/1/2038	155,000	143,718
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2041	135,000	143,953
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2042	10,000	9,003
		684,195
Other - 0.3%
University CA Revs Series 2025 CC, 4% 5/15/2055	220,000	200,303
Resource Recovery - 0.0%
Los Angeles CA Sld Wst Res Rev Series 2018 A, 4% 2/1/2032	35,000	36,128
Special Tax - 0.4%
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	135,000	122,056
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	46,511
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2024A, 5% 7/1/2035	30,000	35,521
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	50,000	40,149
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	25,000	21,056
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2045	75,000	58,720
		324,013
Transportation - 2.5%
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2042	10,000	9,833
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	45,000	41,986
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	70,000	69,859
Bay Area Toll Auth CA Bridge Rev Series 2024 S 11, 5% 4/1/2035	95,000	111,204
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	15,000	13,863
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	65,000	57,244
Los Angeles CA Dept Arpts Rev 4% 5/15/2041 (d)	50,000	47,676
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (d)	80,000	81,902
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2038	85,000	90,388
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2037	50,000	54,586
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	100,000	103,725
Los Angeles CA Dept Arpts Rev Series 2025F, 5% 5/15/2035 (d)	225,000	253,646
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	30,000	30,807
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 A, 5% 7/1/2034	75,000	80,617
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2042 (d)	175,000	175,682
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2050 (d)	165,000	144,929
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	20,000	20,296
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (d)	120,000	120,653
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 B, 4% 5/1/2039	100,000	100,605
San Francisco Municipal Transportation Agency Series 2021 C, 4% 3/1/2046	200,000	190,069
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	50,000	45,356
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	90,000	76,094
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	5,000	4,053
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 2021 A, 4% 1/15/2050	30,000	26,978
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	25,000	25,364
		1,977,415
Water & Sewer - 1.9%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	90,000	103,070
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	5,000	5,455
California St Dept Wtr Res Cen Series BA, 5% 12/1/2034	90,000	97,296
City of Los Angeles CA Wastewater System Revenue Series 2022 A, 5% 6/1/2047	85,000	89,059
East Bay CA Mun Util Dist Wtr Sys Rev Series 2017B, 5% 6/1/2032	45,000	46,885
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	190,000	213,779
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2033	55,000	56,179
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2037	100,000	103,056
Metropolitan Wtr Dist Southn Calif Series 2020 A, 5% 10/1/2036	135,000	144,780
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	100,000	117,522
San Diego CA Pub Facs Fing Auth Swr Rev Series 2016A, 5% 5/15/2039	100,000	100,802
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	10,000	10,322
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2048	100,000	93,157
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2051	100,000	90,939
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	30,000	30,931
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	45,000	46,677
West Cnty Facs Fing Auth CA Wstwtr Rev Series 2021, 4% 6/1/2046	85,000	81,529
		1,431,438
TOTAL CALIFORNIA		13,384,840
Colorado - 2.0%
Electric Utilities - 0.1%
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2040	100,000	100,370
General Obligations - 0.5%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2018 A, 3.625% 12/15/2036	200,000	196,815
County of Pueblo CO Series 2022A, 5% 7/1/2049	135,000	138,890
		335,705
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	20,000	18,228
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2046	100,000	90,793
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	90,000	90,297
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	10,000	8,915
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2032	120,000	127,545
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2030	105,000	115,326
		451,104
Special Tax - 0.1%
Denver Colo City & Cnty Dedicated Tax Rev Series 2021 A, 4% 8/1/2042	100,000	96,715
Transportation - 0.6%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (d)	55,000	56,379
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (d)	30,000	31,281
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (d)	20,000	20,798
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (d)	250,000	259,932
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (e)	30,000	25,314
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (e)	50,000	40,570
		434,274
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2045	100,000	104,985
TOTAL COLORADO		1,523,153
Connecticut - 1.9%
Education - 0.0%
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.375% 7/1/2037	10,000	9,529
General Obligations - 0.6%
Connecticut St Gen. Oblig. 3% 6/1/2039	115,000	100,506
Connecticut St Gen. Oblig. 4% 6/1/2030	120,000	128,012
Connecticut St Gen. Oblig. 4% 6/1/2031	25,000	26,501
Connecticut St Gen. Oblig. Series 2016 D, 4% 8/15/2031	45,000	45,391
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,317
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	15,000	15,565
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	120,000	117,242
		458,534
Health Care - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	45,000	45,552
Housing - 0.3%
Conn St Hsg Fin Auth Series 2020 A 1, 3.5% 11/15/2045	115,000	114,919
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	85,000	84,916
		199,835
Special Tax - 1.0%
Connecticut St Spl Tax Oblig 5% 5/1/2028	135,000	143,739
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	20,000	20,633
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2034	200,000	208,982
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	15,000	15,902
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2035	175,000	184,195
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	55,000	55,158
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2028	40,000	40,078
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2033	65,000	65,093
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	25,000	25,531
		759,311
TOTAL CONNECTICUT		1,472,761
Delaware - 0.4%
General Obligations - 0.3%
Delaware St Gen. Oblig. 3.25% 3/1/2037	6,000	5,863
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2032	85,000	97,769
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2035	100,000	114,225
		217,857
Health Care - 0.1%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	60,000	53,742
TOTAL DELAWARE		271,599
Delaware,New Jersey - 0.1%
Transportation - 0.1%
Delaware River & Bay Auth Series 2021, 4% 1/1/2046	65,000	60,815
District Of Columbia - 1.3%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,802
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2028	100,000	107,693
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2040	135,000	135,052
		242,745
Special Tax - 0.5%
District Columbia Income Tax Rev Series 2020 A, 4% 3/1/2045	50,000	46,970
District Columbia Income Tax Rev Series 2020 B, 5% 10/1/2031	90,000	102,262
District Columbia Income Tax Rev Series 2023C, 5% 10/1/2032	190,000	217,817
		367,049
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (d)	40,000	41,733
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2039 (d)	60,000	61,532
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2055 (d)	100,000	106,608
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (e)	15,000	12,449
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (e)	35,000	25,402
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (e)	5,000	3,263
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	10,000	7,191
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	95,000	80,857
		339,035
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	30,000	30,704
TOTAL DISTRICT OF COLUMBIA		1,005,335
District Of Columbia,Maryland,Virginia - 0.4%
Special Tax - 0.4%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2026	50,000	50,882
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	50,000	50,835
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2030	35,000	36,453
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2029	40,000	41,665
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	150,000	138,401
		318,236
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		318,236
Florida - 2.7%
Education - 0.2%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2035	60,000	60,492
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 4% 3/1/2047	70,000	57,987
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	35,000	33,034
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 4% 4/1/2053	25,000	21,639
		173,152
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (d)	30,000	31,258
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	10,000	10,039
		41,297
General Obligations - 0.5%
Florida St (Florida St Proj.) Gen. Oblig. Series 2021 A, 5% 7/1/2029	155,000	169,671
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2018 A, 4% 6/1/2037	55,000	55,588
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2019 D, 4% 6/1/2030	65,000	67,664
Miami Beach FL Gen. Oblig. Series 2019, 3.25% 5/1/2049	25,000	20,670
Miami-Dade Cnty Fla Gen. Oblig. Series 2016 A, 5% 7/1/2029	70,000	71,129
Miami-Dade Cnty Fla Gen. Oblig. Series 2019 A, 5% 7/1/2043	10,000	10,341
		395,063
Health Care - 0.6%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	15,000	10,964
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	115,000	81,336
Lakeland FL Hosp Sys Rev Series 2016, 3% 11/15/2032	30,000	28,781
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2017, 5% 8/1/2047	85,000	85,283
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 5% 10/1/2044	35,000	35,174
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,336
South Broward Hosp Dist FL Rev Series 2016 A, 3.5% 5/1/2039	15,000	13,647
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	125,000	115,227
		395,748
Housing - 0.0%
Florida Hsg Fin Corp Rev Series 2017 1, 3.6% 7/1/2037	20,000	19,651
Special Tax - 0.3%
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2041 (e)	20,000	9,903
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (e)	35,000	28,220
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (e)	25,000	19,242
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (e)	60,000	21,202
Miami-Dade Cty FL Sports Fac Tax 6.875% 10/1/2034 (Assured Guaranty Inc Insured) (c)	70,000	80,069
Orange Cnty FL Tourist Dev Tax Series 2017, 5% 10/1/2027	25,000	26,263
Tampa FL Tax Alloc 0% 9/1/2053 (e)	195,000	44,868
		229,767
Transportation - 0.6%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2047 (d)	70,000	69,986
Broward Cnty FL Port Everglades Series 2019 B, 4% 9/1/2044 (d)	75,000	68,731
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2051	100,000	74,304
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (d)	10,000	10,433
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (d)	120,000	104,664
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	70,000	68,906
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	5,000	4,919
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3.25% 7/1/2039	70,000	64,998
		466,941
Water & Sewer - 0.4%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	120,000	112,591
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	20,000	17,753
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	35,000	35,087
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	40,000	28,956
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2040	100,000	84,510
Port St Lucie FL Util Rev 5.25% 9/1/2026 (National Public Finance Guarantee Corporation Insured)	45,000	46,129
		325,026
TOTAL FLORIDA		2,046,645
Georgia - 2.3%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	30,000	30,707
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	5,000	5,581
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2023B, 5% 9/1/2033	110,000	126,265
		162,553
Electric Utilities - 0.2%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	80,000	80,128
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Inc Insured)	110,000	103,165
		183,293
General Obligations - 1.0%
Georgia St Gen. Oblig. 5% 2/1/2027	10,000	10,346
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2027	5,000	5,227
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2030	25,000	26,119
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,925
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	20,000	20,913
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2029	50,000	53,600
Georgia St Gen. Oblig. Series 2020 A, 5% 8/1/2031	100,000	111,777
Georgia St Gen. Oblig. Series 2021 A, 5% 7/1/2033	100,000	112,490
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	350,000	381,107
		746,504
Health Care - 0.3%
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	65,000	48,049
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 5% 2/15/2031	40,000	43,861
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 4% 2/15/2042	20,000	18,553
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2015, 5% 8/1/2034	60,000	60,035
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	75,000	61,660
		232,158
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2017 C, 3.65% 12/1/2042	50,000	46,801
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.15% 12/1/2044	15,000	12,339
Georgia Hsg & Fin Auth Rev Series 2017 A, 3.65% 12/1/2032	15,000	15,029
Georgia Hsg & Fin Auth Rev Series 2017 B, 3.2% 12/1/2032	20,000	19,980
Georgia Hsg & Fin Auth Rev Series A 1, 3.35% 12/1/2041	20,000	17,975
		112,124
Industrial Development - 0.2%
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 2.375% 1/1/2031	135,000	125,988
Special Tax - 0.0%
Metro Atlanta Rapid Tran Sales Series 2017 C, 3.5% 7/1/2038	30,000	29,155
Transportation - 0.2%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (d)	50,000	44,484
Georgia Port Authority Series 2021, 2.625% 7/1/2051	120,000	79,817
		124,301
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2032	30,000	30,061
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	15,000	11,000
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2045	5,000	3,838
		44,899
TOTAL GEORGIA		1,760,975
Hawaii - 0.5%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2028	100,000	105,778
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,639
Hawaii St Gen. Oblig. Series FH, 5% 10/1/2029	25,000	25,563
		161,980
Transportation - 0.2%
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	120,000	120,139
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series A, 3% 7/1/2046	110,000	83,252
TOTAL HAWAII		365,371
Idaho - 0.0%
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2028	10,000	10,550
Illinois - 3.2%
Education - 0.1%
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	30,000	30,172
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2020 A, 4% 4/1/2050	60,000	54,993
		85,165
Electric Utilities - 0.0%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2028	25,000	25,573
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	10,000	10,343
General Obligations - 1.4%
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (e)	70,000	53,520
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	165,000	158,370
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	15,000	14,623
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	65,000	67,924
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	10,000	10,045
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	60,000	62,698
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2030	100,000	106,152
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2025	50,000	50,095
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	155,000	166,783
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	320,000	334,706
		1,024,916
Health Care - 0.2%
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	50,000	49,795
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	20,000	15,765
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	50,000	51,183
		116,743
Special Tax - 0.6%
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	75,000	69,395
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2032	20,000	19,166
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (e)	70,000	59,006
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	20,000	16,198
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (e)	50,000	37,045
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (e)	10,000	7,064
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	30,000	23,775
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (e)	30,000	19,533
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (e)	370,000	143,241
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,516
		446,939
Transportation - 0.7%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	15,000	15,659
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	140,000	142,062
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (d)	45,000	41,260
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027	20,000	20,558
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2041	100,000	100,916
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2042 (d)	55,000	55,147
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	55,000	55,113
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,013
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2042	50,000	50,856
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	35,000	36,047
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	5,000	5,501
		548,132
Water & Sewer - 0.2%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	35,000	35,787
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 1/1/2031	115,000	124,949
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2027	15,000	15,677
		176,413
TOTAL ILLINOIS		2,434,224
Indiana - 0.6%
Education - 0.1%
Indiana Univ Lease Purch Oblig (Indiana Univ Revs Proj.) Series 2020A, 4% 6/1/2045	5,000	4,774
Purdue University Series EE, 5% 7/1/2036	80,000	86,241
		91,015
Escrowed/Pre-Refunded - 0.1%
Indiana Bond Bank Series 2008 B, 0% 6/1/2032 (Escrowed to Maturity) (e)	70,000	57,496
Special Tax - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,224
Water & Sewer - 0.4%
Indiana Finance Authority Series 2021 1, 5% 10/1/2027	55,000	57,813
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2021A, 5% 2/1/2031	160,000	180,303
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (e)	50,000	46,558
		284,674
TOTAL INDIANA		458,409
Iowa - 0.5%
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	100,000	95,030
Water & Sewer - 0.4%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2016, 5% 8/1/2026	30,000	30,624
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2017, 5% 8/1/2037	50,000	51,361
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2020 A, 5% 8/1/2028	165,000	177,001
		258,986
TOTAL IOWA		354,016
Kansas - 0.1%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	20,000	17,939
Health Care - 0.1%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2017 A, 5% 3/1/2047	85,000	85,450
TOTAL KANSAS		103,389
Kentucky - 0.7%
Education - 0.0%
University of Kentucky Series 2018 A, 3.5% 10/1/2047	25,000	20,706
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	75,000	72,358
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	25,000	25,011
		97,369
General Obligations - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% tender 1/1/2055 (b)	230,000	249,200
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2040	100,000	107,740
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,738
		387,678
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	60,000	46,691
TOTAL KENTUCKY		552,444
Louisiana - 0.3%
Education - 0.1%
Louisiana Pub Facs Auth Lease (Provident Properties Proj.) Series 2017, 5% 7/1/2057	50,000	49,794
Escrowed/Pre-Refunded - 0.0%
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	20,000	20,075
General Obligations - 0.2%
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2041	115,000	121,485
Health Care - 0.0%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	20,000	18,722
Water & Sewer - 0.0%
Shreveport LA Wtr & Swr Rev Series 2014B, 4% 12/1/2038	25,000	24,155
TOTAL LOUISIANA		234,231
Maine - 0.1%
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2021 A, 4% 7/1/2050 (Assured Guaranty Inc Insured)	75,000	69,780
Maryland - 2.2%
Education - 0.1%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.25% 4/1/2036	50,000	48,679
General Obligations - 1.7%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2029	150,000	163,635
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2030	150,000	166,602
Prince Georges County MD Gen. Oblig. Series 2018 A, 3.25% 7/15/2036	155,000	151,771
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,873
State of Maryland Gen. Oblig. Series 2018, 5% 8/1/2031	100,000	106,862
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	315,000	345,712
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	30,000	32,605
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	100,000	108,459
Washington Suburban Sanitary Dist MD Series 2016 SECOND, 5% 6/1/2034	65,000	65,803
Washington Suburban Sanitary Dist MD Series 2016, 3% 6/1/2046	150,000	118,619
		1,291,941
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	50,000	44,981
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 C, 3% 3/1/2042	35,000	29,811
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	205,000	138,019
Transportation - 0.2%
Maryland St Transn Auth Transn 2.25% 7/1/2039	185,000	142,042
TOTAL MARYLAND		1,695,473
Massachusetts - 2.2%
Education - 0.2%
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	30,000	28,069
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 5% 7/15/2040	40,000	46,322
University Mass Bldg Auth Proj Series 2015 1, 4% 11/1/2036	100,000	100,014
		174,405
General Obligations - 1.2%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	71,340
Massachusetts St Gen. Oblig. 5% 10/1/2047	100,000	104,075
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	30,000	30,561
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	25,000	25,120
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	25,000	25,482
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	140,000	107,972
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	30,000	30,579
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	5,000	5,080
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	40,000	44,638
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	35,000	36,343
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	55,000	57,235
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	225,000	171,411
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	140,000	146,047
		855,883
Housing - 0.1%
Massachusetts St Hsg Fin Agy Series 2019 B 1, 2.75% 12/1/2034	80,000	71,361
Special Tax - 0.5%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 4% 7/1/2051	180,000	166,040
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	10,000	10,286
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	5,000	5,022
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 B, 4% 2/15/2040	85,000	84,074
Massachusetts St Transn Fd Rev 5% 6/1/2047	145,000	146,467
		411,889
Transportation - 0.2%
Massachusetts St Fed Hwy Series 2016A, 5% 6/15/2027	55,000	55,913
Massachusetts St Port Auth Rev 5% 7/1/2034 (d)	80,000	86,429
		142,342
TOTAL MASSACHUSETTS		1,655,880
Michigan - 1.4%
Education - 0.1%
Michigan St Univ Revs Series 2019 B, 4% 2/15/2037	60,000	60,556
Escrowed/Pre-Refunded - 0.0%
Michigan St Hosp Fin Auth Rev 4% 11/15/2047 (Pre-refunded to 11/15/2026 at 100)	20,000	20,324
General Obligations - 0.1%
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2038	50,000	50,045
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	35,000	35,845
		85,890
Health Care - 0.1%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	19,913
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	70,000	71,827
		91,740
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	90,000	96,721
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	135,000	98,230
Michigan St Hsg Dev Auth Sfmr Series 2016, 3.35% 12/1/2031	10,000	10,003
		204,954
Special Tax - 0.5%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2029	55,000	58,561
Michigan St Trunk Line Fd 4% 11/15/2037	10,000	10,113
Michigan St Trunk Line Fd Series 2023, 5% 11/15/2030	230,000	259,507
		328,181
Transportation - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (d)	50,000	50,935
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2028 (d)	45,000	47,022
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (d)	100,000	107,049
		205,006
Water & Sewer - 0.1%
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	25,000	25,287
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2018 A, 5% 7/1/2027	35,000	36,487
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	35,000	38,545
		100,319
TOTAL MICHIGAN		1,096,970
Minnesota - 0.9%
General Obligations - 0.6%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2021 C, 4% 8/1/2043	75,000	72,326
Minnesota St Gen. Oblig. Series 2017 A, 5% 10/1/2028	30,000	31,587
Minnesota St Gen. Oblig. Series 2018 B, 3.25% 8/1/2036	65,000	64,663
Minnesota St Gen. Oblig. Series 2022B, 5% 8/1/2032	125,000	143,680
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	90,000	65,192
Virginia MN Series 2019A, 3% 2/1/2036 (Minnesota St Guaranteed)	85,000	80,043
		457,491
Health Care - 0.2%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 4% 11/15/2037	95,000	92,169
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2016B, 5% 11/15/2029	25,000	27,495
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3.25% 5/1/2039	15,000	13,263
		132,927
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 2.45% 1/1/2052	100,000	66,383
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	15,000	15,041
		81,424
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2019 A, 5% 1/1/2049	35,000	35,461
TOTAL MINNESOTA		707,303
Mississippi - 0.2%
Escrowed/Pre-Refunded - 0.2%
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2031 (Pre-refunded to 12/1/2026 at 100)	75,000	77,175
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2035 (Pre-refunded to 12/1/2026 at 100)	55,000	56,594
		133,769
Special Tax - 0.0%
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2026	45,000	45,850
TOTAL MISSISSIPPI		179,619
Missouri - 0.6%
Health Care - 0.6%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 5% 7/1/2031	155,000	173,982
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2012, 4% 11/15/2042	85,000	78,871
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	15,000	13,829
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	25,000	20,343
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 4% 11/15/2049	55,000	48,610
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2016, 5% 11/15/2028	30,000	30,440
Missouri St Health & Edl Facs (Lutheran Senior Services Proj.) Series 2019 A, 5% 2/1/2042	125,000	124,402
		490,477
TOTAL MISSOURI		490,477
Nebraska - 0.4%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	40,000	35,709
Electric Utilities - 0.3%
Omaha Public Power District Series 2021 B, 4% 2/1/2046	145,000	134,472
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Methodist Hospital Proj.) Series 2015, 4.25% 11/1/2045	35,000	32,905
Nebraska Edl Health Cultural & Social Svcs Fin Auth Rev (Immanuel Retirement Communitis Proj.) Series 2019 A, 4% 1/1/2049	85,000	74,761
		107,666
TOTAL NEBRASKA		277,847
Nevada - 0.7%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Southern California Edison Co Proj.) Series 2010, 2.1% 6/1/2031	100,000	90,934
General Obligations - 0.4%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2038	15,000	13,283
Clark Cnty NV Gen. Oblig. Series 2018 A, 5% 6/1/2043	110,000	112,244
Clark Cnty NV School Dist Series 2019 A, 3% 6/15/2039 (Assured Guaranty Inc Insured)	95,000	81,621
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Inc Insured)	50,000	42,391
		249,539
Special Tax - 0.1%
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2030	50,000	51,881
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2043	105,000	112,296
TOTAL NEVADA		504,650
New Jersey - 3.1%
Education - 0.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (d)	15,000	14,587
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	35,000	36,570
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 4% 7/1/2047	40,000	35,281
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2022A, 5% 3/1/2032	110,000	126,307
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2024 C, 5% 3/1/2028	210,000	223,378
		436,123
Electric Utilities - 0.0%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	20,000	15,944
General Obligations - 1.7%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2030	80,000	87,688
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2026	5,000	5,128
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	15,000	15,010
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	60,000	60,024
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	105,000	114,229
New Jersey St Gen. Oblig. 3% 6/1/2032	380,000	379,533
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	70,000	67,687
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	30,000	28,222
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (e)	5,000	4,441
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (e)	35,000	27,781
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (e)	110,000	83,494
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (e)	5,000	3,091
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (e)	65,000	37,979
New Jersey Trans Trust Fund Auth 4% 6/15/2050	100,000	89,473
New Jersey Trans Trust Fund Auth 4.5% 6/15/2049	5,000	4,913
New Jersey Trans Trust Fund Auth 5% 6/15/2028	85,000	90,484
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	5,000	5,008
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2037	160,000	160,211
		1,264,396
Health Care - 0.2%
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2016 A, 3.5% 7/1/2034	175,000	175,145
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2018 A, 3.75% 10/1/2035	70,000	70,205
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	30,000	31,606
Transportation - 0.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	55,000	55,430
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,397
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2031	75,000	76,144
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	5,000	5,056
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	10,000	10,543
New Jersey Turnpike Authority Series 2021 A, 4% 1/1/2051	190,000	174,368
		346,938
TOTAL NEW JERSEY		2,340,357
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 9/15/2026 (d)	5,000	5,097
Port Auth NY & NJ 5.25% 11/15/2057	175,000	178,780
Port Auth NY & NJ Series 194, 4% 10/15/2045	280,000	280,134
Port Auth NY & NJ Series 194, 5% 10/15/2030	15,000	15,013
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,977
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2032	50,000	54,241
		565,242
TOTAL NEW JERSEY,NEW YORK		565,242
New Jersey,Pennsylvania - 0.1%
Transportation - 0.1%
Delaware Rvr Jt Toll Brg PA NJ Series 2017, 5% 7/1/2036	65,000	66,919
New Mexico - 0.5%
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	20,000	14,734
Housing - 0.5%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2022 C, 3.95% 9/1/2047	165,000	151,363
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	85,000	83,874
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 D CL I, 3% 7/1/2052	120,000	118,346
		353,583
TOTAL NEW MEXICO		368,317
New York - 19.7%
Education - 1.0%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	125,000	129,332
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	55,000	50,153
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2026	65,000	66,185
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	55,000	45,601
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	95,000	86,825
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2034	150,000	160,976
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 5% 7/1/2026	100,000	101,702
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	75,000	78,996
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	65,000	68,219
		787,989
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	10,000	10,000
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	20,000	20,176
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	30,000	31,508
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	15,000	15,002
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	100,000	102,728
		179,414
Escrowed/Pre-Refunded - 0.3%
Long Island Pwr Auth NY Elec Series 1998 A, 0% 12/1/2026 (Escrowed to Maturity) (e)	125,000	121,191
New York St Dorm Auth Sales Tax Rev St Supported Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	70,000	71,686
		192,877
General Obligations - 2.7%
City of New York NY Gen. Oblig. 4% 8/1/2050	140,000	124,783
City of New York NY Gen. Oblig. 5.25% 2/1/2053	210,000	222,488
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	30,000	31,271
City of New York NY Gen. Oblig. Series 2018 F 1, 3.5% 4/1/2046	200,000	169,292
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2034	25,000	26,468
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	150,000	159,924
City of New York NY Gen. Oblig. Series C, 3% 8/1/2029	50,000	50,197
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	25,000	25,519
City of New York NY Gen. Oblig. Series F 1, 3.5% 3/1/2038	170,000	156,456
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 3% 8/1/2026	45,000	45,164
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 3% 3/1/2045	100,000	77,694
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	55,000	59,727
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 4.125% 3/1/2054	250,000	227,050
Nassau Cnty NY Gen. Oblig. Series 2016 A, 3.5% 1/1/2037	130,000	127,406
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	125,000	106,883
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	10,000	10,636
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2035	35,000	36,972
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2020S1 SUBS1B, 3% 7/15/2049	50,000	37,054
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2032	100,000	114,177
New York St Dorm Auth Revs Non St Supportd Debt (Scio N Y Cent Sch Dist Proj.) Series A, 5% 10/1/2029	35,000	36,799
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) Series 2023 A, 5% 10/1/2032	125,000	143,348
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	5,000	4,486
Westchester Cnty NY Gen. Oblig. Series 2021 A, 5% 10/15/2029	65,000	72,175
		2,065,969
Health Care - 0.3%
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	25,000	23,765
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	30,000	32,821
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2022 1 A, 4% 7/1/2051	90,000	82,147
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	100,000	89,879
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	30,000	24,750
		253,362
Housing - 0.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series C 1, 3.65% 11/1/2047	100,000	86,531
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series H, 2.95% tender 11/1/2045 (Liquidity Facility Fannie Mae) (b)	60,000	59,962
New York NY City Hsg Dev Corp Rev (NY City Mhsg Rev 2019 Proj.) Series 2020 A, 2.55% 8/1/2040	110,000	82,343
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 N, 3.05% 11/1/2052	120,000	91,029
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	5,000	3,821
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	15,000	15,000
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	24,100
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	150,000	122,945
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	130,000	98,682
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	110,000	96,067
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	15,000	11,436
		691,916
Industrial Development - 0.2%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	75,000	86,238
New York Liberty Dev Corp Series 2021, 2.75% 2/15/2044	55,000	40,370
		126,608
Lease Revenue - 0.3%
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2056	220,000	197,049
Other - 0.2%
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2026	50,000	50,373
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2028	40,000	40,689
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	30,000	27,366
		118,428
Special Tax - 7.9%
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2034	190,000	206,203
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2039	60,000	63,572
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	80,000	82,501
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Inc Insured)	25,000	19,443
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	320,000	330,882
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	70,000	71,434
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	50,000	50,307
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 4.25% 5/1/2054	175,000	167,485
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5% 5/1/2029	250,000	272,004
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured)	145,000	131,507
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2046 (Assured Guaranty Inc Insured) (e)	25,000	8,983
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	55,000	56,405
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 3.375% 8/1/2045	65,000	55,166
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 3.25% 11/1/2043	50,000	41,331
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	70,000	70,275
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2026	50,000	50,390
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	5,000	4,974
New York NY City Transitional Fin Auth Rev Series C 3, 4% 5/1/2044	10,000	9,330
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2040	115,000	116,928
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 3% 11/1/2037	310,000	280,784
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2028	255,000	274,460
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 4% 2/1/2051	400,000	370,702
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	305,000	321,327
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	76,008
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	15,000	15,191
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	15,000	15,574
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2037	195,000	196,684
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017 A, 3.5% 3/15/2039	110,000	103,822
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	10,000	10,227
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,460
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	110,000	112,184
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	310,000	228,956
New York State Urban Development Corp (New York State Pit Proj.) Series 2023B, 5% 3/15/2037	410,000	457,113
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2054	505,000	521,813
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2032 (e)	135,000	104,553
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2038 (e)	105,000	58,316
NY Mta Dedicated Tax Fund 5% 11/15/2047	165,000	166,042
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (e)	60,000	47,922
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	35,000	36,003
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2056	80,000	81,166
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2032	360,000	360,708
NY Payroll Mobility Tax Series 2024C, 5% 11/15/2037	100,000	112,142
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4.125% 5/15/2053	150,000	138,416
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2042	100,000	106,918
		6,031,611
Transportation - 3.7%
Metropolitan Transn Auth NY Rv 5% 11/15/2028	50,000	53,427
Metropolitan Transn Auth NY Rv Series 2015 F, 3.25% 11/15/2031	160,000	160,110
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	60,000	52,465
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	330,000	334,271
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	30,000	30,763
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	95,000	97,370
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	65,000	59,822
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2027	50,000	52,439
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	35,000	37,065
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2026	80,000	81,996
Metropolitan Transn Auth NY Rv Series 2020 E, 5% 11/15/2027	130,000	136,343
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2026	65,000	65,908
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	35,000	34,908
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045 (Assured Guaranty Inc Insured)	235,000	220,220
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2018, 5% 1/1/2030 (d)	15,000	15,504
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2018, 5% 1/1/2036 (d)	255,000	259,042
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	100,000	110,373
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (d)	80,000	87,447
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2060 (d)	275,000	277,499
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Inc Insured) (d)	110,000	103,624
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Inc Insured) (d)	20,000	17,379
Port Auth NY & NJ Series 245, 5% 9/1/2054	110,000	114,548
Triborough Brdg & Tunl NY Revs 5% 11/15/2034	150,000	165,091
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (e)	85,000	73,161
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (e)	90,000	71,531
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	25,000	25,073
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2046	50,000	50,042
		2,787,421
Water & Sewer - 2.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2017 A, 3.5% 6/15/2036	40,000	40,098
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 A, 5% 6/15/2030	145,000	154,944
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	60,390
New York NY Cty Muni Wtr Fin Auth Series 2016, 4% 6/15/2038	25,000	25,020
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	25,000	25,672
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	210,000	217,292
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 3% 6/15/2049	205,000	155,242
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	115,000	117,122
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 SUB GG 2, 5% 6/15/2029	135,000	142,079
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB CC 1, 4% 6/15/2051	115,000	105,813
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5% 6/15/2039	385,000	423,432
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	30,876
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,046
		1,543,026
TOTAL NEW YORK		14,975,670
North Carolina - 1.3%
Escrowed/Pre-Refunded - 0.0%
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2041 (Pre-refunded to 10/1/2025 at 100)	10,000	9,999
General Obligations - 0.6%
Mecklenburg Cnty NC Gen. Oblig. Series 2018, 3.25% 3/1/2034	65,000	65,044
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	40,000	40,680
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	75,000	80,222
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2028	50,000	53,329
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	35,000	38,086
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) Series 2021, 5% 3/1/2031	140,000	158,004
		435,365
Health Care - 0.2%
Atrium Health Series 2016 A, 4% 1/15/2045	150,000	140,581
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) Series 2012 A, 4% 12/1/2045	10,000	9,363
		149,944
Transportation - 0.4%
Charlotte NC Arpt Rev Series A, 5% 7/1/2047	55,000	55,490
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	5,000	5,397
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2032	195,000	209,678
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2030	55,000	58,591
		329,156
Water & Sewer - 0.1%
Charlotte NC Wtr & Swr Sys Rev Series 2018, 4% 7/1/2047	25,000	24,245
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2037	80,000	73,470
		97,715
TOTAL NORTH CAROLINA		1,022,179
North Dakota - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2027	85,000	87,789
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	36,754
North Dakota St Hsg Fin Agy Series 2019 C, 3.35% 7/1/2042	20,000	17,570
		54,324
TOTAL NORTH DAKOTA		142,113
Ohio - 2.5%
Electric Utilities - 0.0%
Cleveland OH Pub Pwr Sys Rev 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured) (e)	45,000	24,497
General Obligations - 0.7%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	30,000	30,034
City of Columbus OH Gen. Oblig. Series 2018 A, 5% 4/1/2030	30,000	32,126
Gahanna-Jefferson OH Sch Dist Series 2021, 2% 12/1/2050 (Assured Guaranty Inc Insured)	100,000	54,985
Northeastern OH Local Sch Dist Clark Cnty Series 2018, 4% 12/1/2055 (Assured Guaranty Inc Insured)	100,000	90,262
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	15,000	12,767
State of Ohio Gen. Oblig. Series 2015A, 5% 9/15/2026	35,000	35,860
State of Ohio Gen. Oblig. Series 2017B, 5% 9/1/2028	60,000	64,506
State of Ohio Gen. Oblig. Series 2021 A, 4% 3/1/2038	55,000	56,253
Willoughby-Eastlake Ohio Csd Series 2016, 4% 12/1/2050	160,000	138,755
		515,548
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2037	5,000	5,063
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	185,000	196,798
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 4% 12/1/2042	100,000	91,410
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	5,000	4,634
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	85,000	85,362
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	50,000	36,926
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2028	145,000	152,829
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,785
		614,807
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 3.25% 9/1/2052	80,000	79,444
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 3.5% 9/1/2034	5,000	5,001
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 4% 3/1/2049	10,000	9,125
		93,570
Other - 0.2%
State of Ohio Gen. Oblig. Series 2023A, 5% 9/1/2030	160,000	179,407
Special Tax - 0.1%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,385
Hamilton OH Sales Tax Series 2016 A, 5% 12/1/2027	55,000	58,061
		88,446
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (e)	80,000	52,742
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (e)	30,000	13,881
		66,623
Water & Sewer - 0.5%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2040	100,000	84,131
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	260,000	263,099
		347,230
TOTAL OHIO		1,930,128
Oklahoma - 0.3%
General Obligations - 0.1%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2016, 4% 7/1/2033	40,000	40,296
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 4% 1/1/2042	30,000	29,497
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2047	45,000	45,377
Oklahoma St Tpk Auth Tpk Rev Series 2017E, 4% 1/1/2031	100,000	101,399
		176,273
TOTAL OKLAHOMA		216,569
Oregon - 1.7%
General Obligations - 0.7%
Clackamas & Wash Cnty OR Sch Dist No 3 Series 2020 A, 0% 6/15/2035 (Oregon St Guaranteed) (e)	165,000	112,099
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2032 (Oregon St Guaranteed) (e)	50,000	40,390
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2034 (Oregon St Guaranteed) (e)	20,000	14,775
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (e)	10,000	5,601
Deschutes & Jefferson Cnties School District #2 0% 6/15/2026 (Oregon St Guaranteed) (e)	10,000	9,794
Oregon St Gen. Oblig. 5% 8/1/2044	120,000	127,818
Washington Clackamas & Yamhill Cntys OR Sch Dist No 88j Series 2018 A, 0% 6/15/2048 (Oregon St Guaranteed) (e)	255,000	78,024
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2039 (Oregon St Guaranteed) (e)	200,000	111,761
		500,262
Health Care - 0.4%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 2.5% 8/15/2035 (Assured Guaranty Inc Insured)	190,000	164,057
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2039	35,000	35,174
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	110,000	110,812
		310,043
Special Tax - 0.2%
Oregon St Dept Trans Hwy User Tax Rev Series 2020 A, 5% 11/15/2037	160,000	171,836
Transportation - 0.4%
Port of Portland Arpt Rev 5% 7/1/2030 (d)	270,000	294,676
TOTAL OREGON		1,276,817
Pennsylvania - 4.0%
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2042	150,000	151,664
General Obligations - 0.8%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	15,000	14,721
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018 A, 4% 7/1/2046	110,000	102,151
Pennsylvania St Gen. Oblig. 5% 9/1/2031	230,000	259,712
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	15,000	13,509
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2027	10,000	10,233
Pennsylvania St Gen. Oblig. Series FIRST 2021, 5% 5/15/2031	60,000	67,505
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	10,000	10,382
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	25,000	25,348
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2033	90,000	91,679
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2027	50,000	51,239
		646,479
Health Care - 1.1%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	30,000	28,906
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2020A, 4% 9/1/2050	100,000	87,904
Cumberland Cnty PA Mun Auth Rv (Penn State Hlth System Proj.) Series 2019, 3% 11/1/2039	170,000	145,809
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	100,000	97,799
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,055
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015 A, 4.125% 7/1/2040	90,000	86,292
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 4% 2/15/2040	105,000	98,862
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2017 A, 5% 11/15/2028	85,000	88,671
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	65,000	54,751
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	45,000	45,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	25,000	22,495
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 4% 8/15/2045	110,000	98,179
		864,723
Housing - 0.3%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	20,000	18,133
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	15,000	15,045
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 1.85% 4/1/2036	100,000	79,509
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	130,000	99,713
		212,400
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	110,000	102,611
Transportation - 1.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	105,000	105,736
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	10,000	10,720
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (d)	20,000	18,939
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2039 (c)	35,000	36,741
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2036	50,000	50,629
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2030	10,000	10,485
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	10,000	10,151
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049	225,000	202,118
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049 (Assured Guaranty Inc Insured)	190,000	173,022
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2034	30,000	32,363
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,518
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2038	60,000	59,654
		748,076
Water & Sewer - 0.5%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2028 (Assured Guaranty Inc Insured)	280,000	299,562
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (e)	15,000	13,802
Westmoreland Cnty PA Mun Auth Series 2016, 3% 8/15/2042	50,000	42,430
		355,794
TOTAL PENNSYLVANIA		3,081,747
Rhode Island - 0.4%
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 3% 1/15/2036	95,000	89,598
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2038	70,000	52,878
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2039	50,000	36,658
		179,134
Housing - 0.2%
Rhode Island Hsg & Mtg Fin Cp Series 70, 2.8% 10/1/2034	145,000	133,098
TOTAL RHODE ISLAND		312,232
South Carolina - 0.8%
Electric Utilities - 0.5%
South Carolina St Svc Auth Rev 3% 12/1/2041	20,000	15,507
South Carolina St Svc Auth Rev 5.75% 12/1/2047	310,000	333,876
		349,383
General Obligations - 0.1%
Lexington County School District No 1/SC Series 2019 B, 2.25% 2/1/2034	85,000	77,111
Lexington County School District No 2 Series 2016, 3% 3/1/2038	20,000	17,882
		94,993
Health Care - 0.2%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	105,000	110,749
South Carolina Jobs-Economic Development Authority (Carealliance Health Svcs Proj.) Series 2016 A, 3% 8/15/2038	25,000	20,526
		131,275
Special Tax - 0.0%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	45,000	46,228
TOTAL SOUTH CAROLINA		621,879
Tennessee - 1.2%
Education - 0.1%
Tennessee St Sch Bd Auth (University of Tennessee Proj.) Series 2017A, 5% 11/1/2042	50,000	50,792
General Obligations - 0.6%
Memphis TN Gen. Oblig. Series 2021, 4% 5/1/2046	50,000	46,903
Memphis TN Gen. Oblig. Series 2021, 5% 5/1/2030	80,000	88,924
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	230,000	248,849
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,281
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	10,000	10,154
Tennessee St Gen. Oblig. Series A, 5% 8/1/2035	50,000	50,748
		460,859
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	175,000	183,404
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	15,000	14,183
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	5,000	4,565
		202,152
Housing - 0.0%
Tennessee Housing Development Agency Series 2016 2B, 3.5% 1/1/2047	20,000	19,976
Transportation - 0.2%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	31,691
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2054	140,000	141,490
		173,181
TOTAL TENNESSEE		906,960
Texas - 9.5%
Education - 1.0%
Arlington Higher Education Finance Corp Series 2018, 4% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	72,498
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	20,000	20,437
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	110,000	93,984
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	15,000	16,336
Board of Regents of the University of Texas System Series 2022A, 4% 8/15/2042	65,000	63,247
Texas A&M Univ Revs Series 2017E, 5% 5/15/2035	50,000	51,426
Texas A&M Univ Revs Series 2021 A, 3% 5/15/2037	115,000	106,618
University Houston TX Univ Rev Series 2017 C, 3.25% 2/15/2041	165,000	144,360
University TX Perm Univ Fd Series 2015A, 3.25% 7/1/2034	160,000	157,548
		726,454
Electric Utilities - 0.9%
Austin TX Elec Util Sys Rev Series 2015A, 5% 11/15/2045	100,000	99,785
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2020 A, 5% 5/15/2050	55,000	55,646
Lower Colorado River Authority Series 2025, 5% 5/15/2044	110,000	114,494
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	30,000	30,232
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	45,000	45,330
San Antonio TX Elec & Gas Rev Series 2019, 4% 2/1/2028	110,000	113,796
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2036	180,000	201,575
		660,858
Escrowed/Pre-Refunded - 0.2%
Houston TX Wtr & Swr Sys Rev 0% 12/1/2027 (e)	50,000	47,087
Tomball TX Indpt Sch Dist 5% 2/15/2041 (Pre-refunded to 2/15/2028 at 100)	80,000	84,805
		131,892
General Obligations - 4.1%
Aldine TX Indpt Sch Dist Series 2017 A, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,581
Alvin Tex Indpt Sch Dist Series 2020, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	100,000	93,482
College of the Mainland Gen. Oblig. Series 2019, 3.75% 8/15/2049	50,000	42,012
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.25% 8/15/2033	40,000	40,049
Comal Tex Indpt Sch Dist (Permanent Sch Fund of Texas Proj.) Series 2020, 5% 2/1/2029	120,000	129,860
Conroe TX Isd Series 2020 A, 2.25% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	85,000	55,536
Cypress-Fairbanks TX Isd Series 2019, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	45,000	48,584
Cypress-Fairbanks TX Isd Series 2020A, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	180,000	173,065
Dallas TX Gen. Oblig. Series 2024 B, 5% 2/15/2029	205,000	221,778
Dallas TX ISD Series 2019 B, 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	20,000	18,191
Dallas TX ISD Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	175,000	199,198
Del Mar TX College Dist Gen. Oblig. Series 2018 B, 4% 8/15/2048	150,000	139,042
Denton Independent School District Series 2023, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	180,000	204,594
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	20,000	18,640
Frisco Tex Indpt Sch Dis Series 2017, 4% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	30,208
Frisco Tex Indpt Sch Dis Series 2019, 4% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,051
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2017 A, 4% 10/1/2038	200,000	201,590
Harris Cnty TX Series 2016 A, 5% 8/15/2033	35,000	35,435
Houston TX Indpt Sch Dist Series 2016, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	55,000	55,442
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,034
Katy TX Ind Sch Dist Series 2019, 4% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,017
Katy TX Ind Sch Dist Series 2022, 4% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	125,000	123,798
Keller Texas Indpt School Dist Series 2020, 4% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	100,000	94,765
Lamar TX Isd Series 2018, 4% 2/15/2050	75,000	68,966
Lamar TX Isd Series 2023 A, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	105,000	114,353
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (e)	130,000	51,949
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	190,000	192,307
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	110,000	124,675
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	210,000	226,950
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	20,000	20,480
Sherman TX Indpt Sch Dist Series 2018 A, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,269
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	50,533
Texas State Gen. Oblig. Series 2018A, 5% 10/1/2026	65,000	66,684
Texas State Gen. Oblig. Series B, 5% 10/1/2033	35,000	36,461
Tomball TX Indpt Sch Dist Series 2018, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	45,000	46,131
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	15,000	13,738
		3,142,448
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 3% 10/1/2039	55,000	46,560
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	60,000	48,224
		94,784
Housing - 0.0%
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	35,000	26,559
Special Tax - 0.3%
Denton TX Gen. Oblig. Series 2017, 4% 2/15/2047	15,000	13,895
El Paso Tex Gen. Oblig. Series 2020, 4% 8/15/2045	100,000	93,604
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Inc Insured) (e)	40,000	12,360
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Inc Insured) (e)	35,000	10,220
Houston TX Hotel Occ Tx & Spl Rev 0% 9/1/2033 (Ambac Assurance Corp Insured) (e)	120,000	88,572
		218,651
Transportation - 1.7%
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	45,000	38,199
City of Houston TX Airport System Revenue 4% 7/1/2041 (d)	110,000	101,786
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	20,000	20,621
Dallas Fort Worth International Airport 5% 11/1/2032	215,000	245,791
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.3% 10/1/2032 (c)	35,000	37,541
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.85% 10/1/2048 (c)	70,000	73,811
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,497
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	105,000	96,061
North East Texas Regional Mobility Authority Series B, 5% 1/1/2041	40,000	40,010
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (e)	25,000	17,139
North TX Twy Auth Rev 0% 1/1/2038 (Assured Guaranty Inc Insured) (e)	100,000	61,972
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	5,000	4,503
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	70,000	70,602
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	130,000	147,306
Port of Houston Auth 4% 10/1/2039	115,000	114,629
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2031	65,000	67,100
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (d)	105,000	103,104
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	55,000	58,611
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (e)	15,000	13,432
		1,353,715
Water & Sewer - 1.2%
Dallas TX Wtrwks & Swr Sys Rev Series 2018 C, 4% 10/1/2043	100,000	93,725
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2049	75,000	68,645
Houston TX Util Sys Rev 4% 11/15/2049	155,000	138,705
San Antonio TX Wtr Rev 5% 5/15/2042	100,000	105,432
Texas Wtr Dev Brd 5% 8/1/2033	55,000	60,179
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,747
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2034	5,000	5,099
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	10,000	10,060
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	275,000	249,112
Texas Wtr Dev Brd Series 2022, 5% 10/15/2034	125,000	140,034
		931,738
TOTAL TEXAS		7,287,099
Utah - 0.7%
Education - 0.1%
University UT Univ Revs (University UT Univ Revs Proj.) Series 2021 A 1, 4% 8/1/2041	35,000	33,940
University UT Univ Revs Series 2020 A, 5% 8/1/2037	60,000	64,384
		98,324
Electric Utilities - 0.2%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	120,000	134,207
Health Care - 0.3%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	175,000	175,902
Transportation - 0.1%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (d)	90,000	88,601
TOTAL UTAH		497,034
Virginia - 1.5%
Education - 0.1%
University VA Univ Revs Series 2015 A 1, 4% 4/1/2045	55,000	53,202
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	5,000	5,006
		58,208
General Obligations - 1.1%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	20,000	18,569
County of Loudoun VA Gen. Oblig. Series 2023A, 5% 12/1/2029	155,000	171,121
Richmond VA Series 2019 A, 3% 7/15/2034	40,000	39,299
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	45,000	48,720
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2031	100,000	110,347
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2026	100,000	100,807
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2017, 3% 5/15/2036	125,000	117,796
Virginia St Gen. Oblig. Series 2018A, 3% 6/1/2032	5,000	5,019
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2013A, 3% 8/1/2030	100,000	100,012
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 5% 8/1/2029	60,000	65,775
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series A, 3% 8/1/2035	15,000	14,237
Virginia St Pub Bldg Auth Pub Facs Rev (Virginia St Proj.) Series 2022 A, 5% 8/1/2031	80,000	90,799
		882,501
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	35,000	30,883
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	50,000	34,314
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	30,000	32,548
		97,745
Special Tax - 0.1%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	45,000	42,610
Transportation - 0.1%
VA Commlth Trn Bd Grnt Antic Rev Series 2017, 5% 3/15/2027	15,000	15,550
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 3% 1/1/2041 (d)	50,000	39,869
		55,419
TOTAL VIRGINIA		1,136,483
Washington - 3.4%
Education - 0.1%
University Wash Univ Revs Series 2012C, 3.25% 7/1/2043	135,000	110,714
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	40,000	28,743
		139,457
Electric Utilities - 1.1%
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	55,000	55,946
Energy Norwthwest WA Elec Rev Series 2017 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	95,000	98,938
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	65,000	68,765
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	175,000	200,254
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2042	100,000	102,890
Seattle WA Mun Lt & Pwr Rev Series 2020 A, 5% 7/1/2027	90,000	93,995
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2043	50,000	48,246
Tacoma WA Elec Sys Rev Series 2021, 4% 1/1/2051	135,000	124,106
		793,140
General Obligations - 1.2%
Clark Cnty WA Sch Dist 114 Evergreen Series 2019, 3% 12/1/2038 (State of Washington Guaranteed)	20,000	17,719
King Cnty WA Sch Dist #403 Renton Series 2020, 4% 12/1/2035 (State of Washington Guaranteed)	100,000	102,687
King Cnty Wash Hsg Auth Rev Series 2018, 3.5% 5/1/2038 (King County WA Guaranteed)	35,000	32,729
King County WA Gen. Oblig. Series 2015E, 5% 12/1/2029	45,000	45,143
State of Washington Gen. Oblig. Series 2017A, 5% 8/1/2039	235,000	237,352
State of Washington Gen. Oblig. Series 2020 E, 5% 6/1/2045	55,000	56,562
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2028	230,000	246,735
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,406
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2033	125,000	144,336
		914,669
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 3.5% 8/15/2038	125,000	112,509
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014C, 4% 10/1/2044	55,000	49,262
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	5,000	5,003
Washington St Health Care Facs Auth Rev (Seattle Cancer Care Proj.) 4% 9/1/2050	115,000	101,649
		268,423
Lease Revenue - 0.2%
State of Washington Gen. Oblig. 5% 6/1/2049	180,000	189,526
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2027	45,000	46,205
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2035	65,000	66,078
		112,283
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 5% 4/1/2034 (d)	160,000	167,747
Water & Sewer - 0.1%
Seattle WA Wtr Sys Rev Series 2015, 4% 5/1/2045	50,000	47,804
TOTAL WASHINGTON		2,633,049
West Virginia - 0.2%
Transportation - 0.2%
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	145,000	130,381
Wisconsin - 0.7%
Education - 0.1%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2029	40,000	40,297
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2036	35,000	35,489
Wisconsin Health & Educational Facilities Authority Series 2016 A, 3.125% 11/15/2036 (Pre-refunded to 5/15/2026 at 100)	50,000	50,130
		85,619
General Obligations - 0.5%
Milwaukee WI Gen. Oblig. Series 2016 B3, 3% 3/1/2031	50,000	49,623
Wisconsin St Gen. Oblig. 5% 5/1/2031	175,000	198,735
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	65,000	65,825
Wisconsin St Gen. Oblig. Series 2017, 5% 11/1/2026	40,000	41,076
		355,259
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	7,513	6,512
Special Tax - 0.0%
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (d)	5,000	3,993
Wisconsin St Transn Rev Series 2017 1, 5% 7/1/2028	10,000	10,443
		14,436
TOTAL WISCONSIN		502,123
Wyoming - 0.0%
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	30,000	27,266
TOTAL MUNICIPAL SECURITIES (Cost $77,904,335)		75,695,204

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $999,793)	3.29	999,593	999,793

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $78,904,128)	76,694,997
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(274,459)
NET ASSETS - 100.0%	76,420,538

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Zero coupon bond which is issued at a discount.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	382,958	5,541,757	4,924,922	9,325	-	-	999,793	999,593	0.0%
Total	382,958	5,541,757	4,924,922	9,325	-	-	999,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.